Goodwill (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill (Textual) [Abstract]
Goodwill impairment	$ 0	$ 0	$ 0
Accumulated goodwill impairment losses	$ 0